Schedule of Disaggregation Revenue (Details) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Total revenue	$ 27,572,692	$ 21,868,220	$ 14,383,980	$ 27,572,692	$ 21,868,220	$ 14,383,980
Public [Member]
Segment Reporting Information [Line Items]
Total revenue	11,488,228	6,307,454	2,029,667
Private [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 16,084,464	$ 15,560,766	$ 12,354,313